FINANCIAL INSTRUMENTS - Commodity Price Risk Derivative Contracts (Details)	Dec. 31, 2022 oz $ / oz $ / bbl
Gold Bullion Option Contracts | Not later than one year | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	1,700
Gold Bullion Option Contracts | Not later than one year | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	2,700
Gold Bullion Option Contracts | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	1,700
Gold Bullion Option Contracts | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	2,100
Commodity price risk | Brent Crude Oil Option Contracts (barrels)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	698,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | Not later than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	428,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | Not later than one year | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	41
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | Not later than one year | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	65
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	270,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	41
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	55
Commodity price risk | WTI Crude Oil Option Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	69,000
Commodity price risk | WTI Crude Oil Option Contracts | Not later than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	69,000
Commodity price risk | WTI Crude Oil Option Contracts | Not later than one year | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	36
Commodity price risk | WTI Crude Oil Option Contracts | Not later than one year | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	60
Commodity price risk | WTI Crude Oil Option Contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	0
Commodity price risk | Gold Bullion Option Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	298
Commodity price risk | Gold Bullion Option Contracts | Not later than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	198
Commodity price risk | Gold Bullion Option Contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts	100